Income Taxes - Tax Effects of Temporary Differences (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets:
Allowance for credit losses on loans	$ 13,810	$ 13,271
OCI net unrealized losses on securities available for sale	4,221	7,610
Lease Liability	9,627	10,606
Other	5,583	6,750
Total deferred tax assets	33,241	38,237
Deferred tax liabilities:
Prepaid pension	(9,295)	(8,429)
Prepaid post-retirement	(6,358)	(5,724)
OCI pension and post retirement benefit	(7,744)	(6,260)
Right of use asset	(8,899)	(9,673)
Deferred loan fees	(4,671)	(3,485)
Depreciation	(3,152)	(2,432)
REIT deferral	(2,592)	(2,684)
Other	(353)	(366)
Total deferred tax liabilities	(43,064)	(39,053)
Net deferred tax liability	$ (9,823)	$ (816)